Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details) - License [Member]	9 Months Ended
Sep. 30, 2024
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
License #1	10 years
License #2	IPR&D project not yet complete